AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 29, 2007.

SECURITIES ACT FILE NO. 333-135932

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 2

LEGG MASON PARTNERS VARIABLE INCOME TRUST

(FORMERLY, LEGG MASON PARTNERS VARIABLE PORTFOLIOS II)

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

125 BROAD STREET, NEW YORK, NY 10004

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

399 PARK AVENUE, 4TH FLOOR

NEW YORK, NY 10022

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

DIANNE E. O’DONNELL, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	ROBERT I. FRENKEL, ESQ. LEGG MASON & CO., LLC 300 FIRST STAMFORD PLACE STAMFORD, CT 06902

TITLE OF SECURITIES BEING REGISTERED:

Class I Shares of the Registrant

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Proxy Statement/Prospectus and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to Rule 497 under the Securities Act of 1933, as amended, filed on September 13, 2006.

PART C

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION

The response to this item is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the ‘Securities Act’) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS

1(a) Registrant’s Master Trust Agreement and Amendment Nos. 1 and 2 are incorporated by reference to Post-Effective Amendment No. 6 to the Registrant’s Registration Statement as filed with the SEC on December 1, 1993.

1(b) Registrant’s Amendments No. 3 and No. 4 to the Master Trust Agreement are incorporated by reference to Post-Effective Amendment No. 15 as filed with the SEC on December 24, 1998.

1(c) First Amended & Restated Master Trust Agreement dated October 14, 1998 (“First Amended & Restated Master Trust Agreement”) is incorporated by reference to Post-Effective Amendment No. 19 as filed with the SEC on February 27, 2001.

1(d) Registrant’s Amendment No. 1 dated April 12, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001.

1(e) Registrant’s Amendment No. 2 dated November 21, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21 as filed with the SEC on February 6, 2002.

1(f) Registrant’s Amendment No. 3 dated December 17, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21 as filed with the SEC on February 6, 2002.

1(g) Registrant’s Amendment No. 4 dated June 27, 2002 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 24 as filed with the SEC on August 26, 2002.

1(h) Registrant’s Amendment No. 5 dated July 26, 2002 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 24 as filed with the SEC on August 26, 2002.

1(i) Amendment No. 10 to First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

2 Registrant’s amended and restated By-Laws are incorporated by reference to Post-Effective Amendment No. 26.

3 Not applicable.

4 Form of Agreement and Plan of Reorganization is included in Part A of the Registration Statement on Form N-14.

5 Specimen certificates for shares of beneficial interest in the Appreciation Portfolio is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement as filed with the SEC on July 10, 1991.

6(a) Management Agreement dated December 1, 2005, by and between Greenwich Street Series Fund (the “Trust”) on behalf of Appreciation Portfolio and Smith Barney Fund Management LLC (“SBFM”) is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

6(b) Management Agreement dated December 1, 2005, by and between the Trust on behalf of Fundamental Value Portfolio and SBFM is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

7(a) Distribution Agreement dated December 1, 2005 by and between the Trust and Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

7(b) Amendment dated December 1, 2005 to Distribution Agreement dated as of June 5, 2000 between the Trust and Citigroup Global Markets Inc. (“CGMI”) is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

8 Not applicable.

9 Custodian Services Agreement dated January 1, 2006 by and between the Trust and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

10(a) Amended Shareholder Services and Distribution Plan for Equity Index Portfolio, Variable Growth and Income Portfolio and Variable Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

10(b) Form of Amended and Restated Rule 18f-3 Plan is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

11(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

11(b) Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

12(a) Opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Growth and Income Portfolio, a series of the Registrant, is filed herewith.

12(b) Opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Growth and Income Portfolio, a series of Legg Mason Partners Investment Series, is filed herewith.

12(c) Opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable All Cap Portfolio, a series of Legg Mason Partners Variable Portfolios I, Inc., is filed herewith.

13 Not applicable.

14 Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

15 Not applicable.

16 Powers of Attorney are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(a) Forms of Proxy Card are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(b) Statement of Additional Information of Legg Mason Partners Variable Appreciation Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio dated May 1, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(c) Annual Report of Legg Mason Partners Variable Appreciation Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(d) Prospectus and Statement of Additional Information of Legg Mason Partners Variable All Cap Portfolio dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(e) Annual Report of Legg Mason Partners Variable All Cap Portfolio for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(f) Annual Report of Legg Mason Partners Variable All Cap Portfolio for the year ended December 31, 2004 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(g) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Growth and Income Portfolio (A) dated February 28, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(h) Annual Report of Legg Mason Partners Variable Growth and Income Portfolio (A) for the year ended December 31, 2005 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(i) Prospectus and Statement of Additional Information of Legg Mason Partners Variable Growth and Income Portfolio (B) dated May 1, 2006 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(j) Annual Report of Legg Mason Partners Variable Growth and Income Portfolio (B) for the year ended October 31, 205 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(k) Semi-Annual Report of Legg Mason Partners Variable Growth and Income Portfolio (B) for the six months ended April 30, 2006 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on July 21, 2006.

17(l) Amended Code of Ethics — Citigroup Asset Management, amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

17(m) Code of Ethics (CGMI) is incorporated by reference to Post-Effective Amendment No. 25.

17(n) Code of Ethics of LMIS is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

17(o) Transfer Agency and Services Agreement dated as of January 1, 2006 by and between the Trust and PFPC, Inc is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

17(p) License Agreement between the Trust and Citigroup Inc. is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

17(q) License Agreement between the Trust and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 33 to the Registrant’s Registration Statement as filed with the SEC on May 1, 2006.

17(r) Purchase Agreement is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The registrant hereby undertakes to file, by post-effective amendment, the final opinion of Dechert LLP supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 29th day of August, 2007.

LEGG MASON PARTNERS VARIABLE INCOME TRUST (formerly Legg Mason Partners Variable Portfolios II), on behalf of Legg Mason Partners Variable Appreciation Portfolio and Legg Mason Partners Variable Fundamental Value Portfolio

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board
(Chief Executive Officer)

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken
R. Jay Gerken	President, Principal Executive Officer and Trustee	August 29, 2007

/s/ Frances M. Guggino
Frances M. Guggino	Treasurer and Chief Financial Officer	August 29, 2007

/s/ Elliott J. Berv
Elliott J. Berv	Trustee	August 29, 2007

/s/ Jane F. Dasher
Jane F. Dasher	Trustee	August 29, 2007

/s/ A. Benton Cocanougher
A. Benton Cocanougher	Trustee	August 29, 2007

/s/ Mark T. Finn
Mark T. Finn	Trustee	August 29, 2007

/s/ Rainer Greeven
Rainer Greeven	Trustee	August 29, 2007

/s/ Stephen R. Gross
Stephen R. Gross	Trustee	August 14, 2007

/s/ Richard E. Hanson, Jr.
Richard E. Hanson, Jr.	Trustee	August 29, 2007

/s/ Diana R. Harrington
Diana R. Harrington	Trustee	August 29, 2007

/s/ Susan M. Heilbron
Susan M. Heilbron	Trustee	August 29, 2007

/s/ Susan B. Kerley
Susan B. Kerley	Trustee	August 29, 2007

/s/ Alan G. Merten
Alan G. Merten	Trustee	August 20, 2007

/s/ R. Richardson Pettit
R. Richardson Pettit	Trustee	August 29, 2007

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12(a)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Growth and Income Portfolio, a series of the Registrant, is filed herewith.

12(b)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable Growth and Income Portfolio, a series of Legg Mason Partners Investment Series, is filed herewith.

12(c)	Opinion of Dechert LLP supporting the tax matters and consequences to shareholders of Legg Mason Partners Variable All Cap Portfolio, a series of Legg Mason Partners Variable Portfolios I, Inc., is filed herewith.